PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Prepayments and accrued income including contract assets [abstract]
PREPAID EXPENSES

	12.31.2024	12.31.2023
Incremental costs in obtaining contracts with customers (1)	2,842,824	1,986,764
Software licenses and network maintenance	610,902	397,931
Advertising and publicity	203,884	197,315
Personal	112,421	120,138
Financial charges	122,325	101,743
Rental, insurance and other	61,799	102,766
Total	3,954,155	2,906,657

Current	1,868,954	1,434,042
Non-current	2,085,201	1,472,615

(1)Incremental costs for contracts with customers are mostly sales commissions paid to partners to obtain customer contracts, deferred as income under IFRS 15 in accordance with the term of the contract and/or economic benefit to be generated, usually two to six years. In 2024, such costs also include sales commissions paid to partners of new plans.
Below, we present the movement of incremental costs in obtaining contracts with customers:

Balance on December 31, 2022	1,433,893
Additions	1,255,877
Write-offs (amortizations)	(703,006)
Balance on December 31, 2023	1,986,764
Additions	1,812,437
Write-offs (amortizations)	(956,377)
Balance on December 31, 2024	2,842,824